Equity	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Equity
Note 16: Equity
Preferred and Common Shares Outstanding and Other Equity Instruments

(Canadian $ in millions, except as noted)	2021			2020
	Number of shares	Amount	Dividends declared per share	Number of shares	Amount	Dividends declared per share
Preferred Shares – Classified as Equity
Class B – Series 25 (1)	–	–	0.34	9,425,607	236	0.45
Class B – Series 26 (1)	–	–	0.23	2,174,393	54	0.52
Class B – Series 27	20,000,000	500	0.96	20,000,000	500	0.96
Class B – Series 29	16,000,000	400	0.91	16,000,000	400	0.91
Class B – Series 31	12,000,000	300	0.96	12,000,000	300	0.96
Class B – Series 33	8,000,000	200	0.76	8,000,000	200	0.90
Class B – Series 35 (2)	–	–	–	6,000,000	150	1.25
Class B – Series 36 (2)	–	–	–	600,000	600	58.50
Class B – Series 38	24,000,000	600	1.21	24,000,000	600	1.21
Class B – Series 40	20,000,000	500	1.13	20,000,000	500	1.13
Class B – Series 42	16,000,000	400	1.10	16,000,000	400	1.10
Class B – Series 44	16,000,000	400	1.21	16,000,000	400	1.21
Class B – Series 46	14,000,000	350	1.28	14,000,000	350	1.28
Preferred Shares – Classified as Equity		3,650			4,690
Other Equity Instruments
4.8% Additional Tier 1 Capital Notes		658			658
4.3% Limited Recourse Capital Notes, Series 1		1,250			1,250
Preferred Shares and Other Equity Instruments		5,558			6,598
Common Shares
Balance at beginning of year	645,889,396	13,430		639,232,276	12,971
Issued under the Shareholder Dividend
Reinvestment and Share Purchase Plan	–	–		6,746,237	471
Issued/cancelled under the Stock Option Plan and other stock-based compensation plans (Note 20)	1,630,867	122		563,613	40
Repurchased for cancellation and/or treasury shares sold/purchased (3)(4)	616,209	47		(652,730)	(52)
Balance at End of Year	648,136,472	13,599	4.24	645,889,396	13,430	4.24

(1)	Series 25 and Series 26 were redeemed and final dividends were paid on August 25, 2021.
(2)	Series 35 and Series 36 were redeemed and final dividends were paid on November 25, 2020.
(3)	Common shares are net of 36,521 treasury shares as at October 31, 2021 (652,730 treasury shares as at October 31, 2020).
(4)	During fiscal 2021 and 2020, we did not purchase any of our common shares under the normal course issuer bid.
Preferred Share Rights and Privileges

(Canadian $, except as noted)
	Redemption amount	Quarterly non-cumulative dividend (1)	Reset premium	Date redeemable / convertible		Convertible to
Class B – Series 27	25.00	$ 0.24075 (2)	2.33%	May 25, 2024	(3)(4)	Class B – Series 28	(5)(6)
Class B – Series 29	25.00	$ 0.2265 (2)	2.24%	August 25, 2024	(3)(4)	Class B – Series 30	(5)(6)
Class B – Series 31	25.00	$0.240688 (2)	2.22%	November 25, 2024	(3)(4)	Class B – Series 32	(5)(6)
Class B – Series 33	25.00	$0.190875 (2)	2.71%	August 25, 2025	(3)(4)	Class B – Series 34	(5)(6)
Class B – Series 38	25.00	$0.303125 (2)	4.06%	February 25, 2022	(3)(4)	Class B – Series 39	(5)(6)
Class B – Series 40	25.00	$ 0.28125 (2)	3.33%	May 25, 2022	(3)(4)	Class B – Series 41	(5)(6)
Class B – Series 42	25.00	$ 0.2750 (2)	3.17%	August 25, 2022	(3)(4)	Class B – Series 43	(5)(6)
Class B – Series 44	25.00	$0.303125 (2)	2.68%	November 25, 2023	(3)(4)	Class B – Series 45	(5)(6)
Class B – Series 46	25.00	$ 0.31875 (2)	3.51%	May 25, 2024	(3)(4)	Class B – Series 47	(5)(6)

(1)	Non-cumulative dividends are payable quarterly as and when declared by the Board of Directors.
(2)
The dividend rate will reset on the date redeemable and every five years thereafter at a rate equal to the
5-year
Government of Canada bond yield plus the reset premium noted. If converted to a floating rate series, the rate will be set as, and when declared, at the
3-month
Government of Canada treasury bill yield plus the reset premium noted.

(3)	Redeemable on the date noted and every five years thereafter.
(4)	Convertible on the date noted and every five years thereafter if not redeemed. If converted, the shares will become floating rate preferred shares.
(5)	If converted, the holders have the option to convert back to the original preferred shares on subsequent redemption dates.
(6)
The shares issued include a
non-viability
contingent capital provision, which is necessary for the shares to qualify as regulatory capital under Basel III. Refer to the
Non-Viability
Contingent Capital paragraph below for details.

On August 25, 2021, we redeemed all of our 9,425,607 issued and outstanding
Non-Cumulative
5-Year Rate Reset Class B Preferred Shares, Series 25 for an aggregate total of approximately $236 million and all of our 2,174,393 issued and outstanding
Non-Cumulative
Floating Rate Class B Preferred Shares, Series 26 for an aggregate total of approximately $54 million.
On
November 25, 2020, we redeemed all of our 6 million issued and outstanding
Non-Cumulative
Perpetual Class B Preferred Shares, Series 35
(Non-Viability
Contingent Capital (NVCC)) for an aggregate total of $156 million and all of our 600,000 issued and outstanding
Non-Cumulative
5-Year
Rate Reset Class B Preferred Shares, Series 36 (NVCC) for an aggregate total of $600 million.
Other Equity Instruments
The $1,250 million 4.3% Limited Recourse Capital Notes Series 1 (LRCN) (NVCC), are classified as equity and form part of our Additional Tier 1 capital. Upon the occurrence of a recourse event, the noteholders will have recourse to assets held in a consolidated trust managed by a third-party trustee. The trust assets are currently comprised of
$
1,250
 million of BMO issued
Non-
Cumulative
5-Year
Rate Reset Class B Preferred Shares, Series 48 (NVCC) (Preferred Shares Series 48) issued concurrently with the LRCN. As the Preferred Shares Series 48 eliminate on consolidation, they do not currently form part of our Additional Tier 1 capital.
The US$500 million 4.8%

Additional Tier 1 Capital Notes (AT1 Notes) (NVCC), are also classified as equity and form part of our Additional Tier 1 capital.
The LRCN and AT1 Notes are compound financial instruments that have both equity and liability features. On the date of issuance, we assigned an insignificant value to the liability components of both types of instrument and, as a result, the full amount of proceeds have been classified as equity. Semi-annual distributions on the LRCN and AT1 Notes will be recorded when payable. The LRCN and AT1 Notes are subordinate to the claims of the depositors and certain other creditors in right of payment. The following table shows the details of our AT1 Notes and LRCN as at October 31, 2021 and 2020.

(Canadian $ in millions, except as noted)					2021	2020
	Face value	Interest rate (%)	Redeemable at our option	Convertible to	Total	Total
4.8% Additional Tier 1 Capital Notes	US$500	4.8 (1)	August 2024 (2)	Variable number of common shares (3)	658	658
4.3% Limited Recourse Capital Notes	$1,250	4.3 (4)	November 2025 (2)	Variable number of common shares (4)	1,250	1,250
Total					1,908	1,908

(1)	Non-cumulative interest is payable semi-annually in arrears, at the bank’s discretion.
(2)
The notes are redeemable at a redemption price equal to 100% of the principal amount plus any accrued and unpaid interest, in whole or in part, at our option on any interest payment date on or after the first interest reset date or following certain regulatory or tax events. The bank may, at any time, purchase the notes at any price in the open market.

(3)
The notes issued include a
non-viability
contingent capital provision, which is necessary for the notes to qualify as regulatory capital under Basel III. Refer to the
Non-Viability
Contingent Capital paragraph below for details.

(4)
Non-deferrable
interest is payable semi-annually on these notes, at the bank’s discretion.
Non-payment
of interest will result in a recourse event, with the noteholders’ sole remedy being the holders’ proportionate share of trust assets comprised of our NVCC Preferred Shares Series 48. In such an event, the delivery of the trust assets will represent the full and complete extinguishment of our obligations under the LRCN. In circumstances under which non-viability
contingent capital, including the Preferred Shares Series 48, would be converted into common shares of the bank (described below), the LRCN would be redeemed, and the noteholders’ sole remedy would be their proportionate share of trust assets, then comprised of common shares of the bank received by the trust on conversion of the Preferred Shares Series 48.

Authorized Share Capital
We classify financial instruments that we issue as financial liabilities, equity instruments or compound instruments. Financial instruments that will be settled by a variable number of our common shares upon conversion by the holders are classified as liabilities in our Consolidated Balance Sheet. Dividends and interest payments on financial liabilities are classified as interest expense in our Consolidated Statement of Income. Financial instruments are classified as equity instruments when there is no contractual obligation to transfer cash or other financial assets. Issued instruments that are not mandatorily redeemable, or that are not convertible into a variable number of our common shares at the holder’s option, are classified as equity and presented in share capital. Dividend payments on equity instruments are recognized as a reduction in equity
.
Common Shares
We are authorized by our shareholders to issue an unlimited number of our common shares, without par value, for unlimited consideration. Our common shares are not redeemable or convertible. Dividends are declared by our Board of Directors at their discretion. Historically, the Board of Directors has declared dividends on a quarterly basis and the amount can vary from quarter to quarter.
Preferred Shares
We are authorized by our shareholders to issue an unlimited number of Class A Preferred Shares and Class B Preferred Shares, without par value, in series, for unlimited consideration. Class B Preferred Shares may be issued in a foreign currency.
Treasury Shares
When we purchase our common shares as part of our trading business, we record the cost of those shares as a reduction in shareholders’ equity. If those shares are resold at a price higher than their cost, the premium is recorded as an increase in contributed surplus. If those shares are resold at a price below their cost, the discount is recorded as a reduction first to contributed surplus and then to retained earnings for any amount in excess of the total contributed surplus related to treasury shares.
Non-Viability
Contingent Capital
Class B – Series 27, Class B – Series 29, Class B – Series 31, Class B – Series 33, Class B – Series 38, Class B – Series 40, Class B – Series 42, Class B – Series 44 and Class B – Series 46 preferred share issues, the AT1 Notes and, by virtue of the recourse to the Preferred Shares Series 48 the LRCN, include a
non-viability
contingent capital provision which is necessary for them to qualify as regulatory capital under Basel III. As such, they are convertible into a variable number of our common shares if OSFI announces that the bank is, or is about to become, non-viable
or if a federal or provincial government in Canada publicly announces that the bank has accepted, or agreed to accept, a capital injection, or equivalent support, to avoid non-viability.
In such an event, each preferred share or other equity instrument is convertible into common shares pursuant to an automatic conversion formula and a conversion price based on the greater of: (i) a floor price of $5.00 and (ii) the current market price of our common shares based on the volume weighted average trading price of our common shares on the TSX. The number of common shares issued is determined by dividing the value of the preferred share or other equity instrument issuance, including declared and unpaid dividends on such preferred share or other equity instrument issuance, by the conversion price and then applying the multiplier.
Normal Course Issuer Bid
On December 3, 2021, we announced our intention, subject to the approval of OSFI and the Toronto Stock Exchange, to establish a new normal course issuer bid (NCIB) for up to
22.5
 million common shares. The NCIB is a regular part of our capital management strategy. Once approvals are obtained, the share repurchase program will permit us to purchase BMO common shares for the purpose of cancellation. The timing and amount of purchases under the NCIB are subject to regulatory approvals and to management discretion, based on factors such as market conditions and capital levels. We will consult with OSFI before making purchases under the NCIB.
We did not renew our NCIB in 2021 as OSFI’s restriction on common share purchases, effective since March 13, 2020, remained in place until November 4, 2021. During fiscal 2021, we did not
purchase any of our common shares under the prior NCIB.
Share Redemption and Dividend Restrictions
OSFI must approve any plan to redeem any of our preferred share issues or other equity instruments for cash.
We are prohibited from declaring dividends on our preferred or common shares when we would be, as a result of paying such a dividend, in contravention of the capital adequacy, liquidity or any other regulatory directive issued under the
Bank Act (Canada)
. In addition, common share dividends cannot be paid unless all dividends declared and payable on our preferred shares have been paid or sufficient funds have been set aside to do so and, in certain circumstances Class B Preferred Share dividends cannot be paid unless dividends on our Preferred Shares Series 48 have been paid.
In addition, if the bank does not pay the interest in full on the AT1 Notes, the bank will not declare dividends on its common shares or preferred shares or redeem, purchase or otherwise retire such shares until the month commencing after the bank resumes full interest payments on the AT1 Notes.
Currently, these limitations do not restrict the payment of dividends on common or preferred shares.
Shareholder Dividend Reinvestment and Share Purchase Plan
We offer a Dividend Reinvestment and Share Purchase Plan (DRIP) for our shareholders. Participation in the plan is optional. Under the terms of the DRIP, cash dividends on common shares are reinvested to purchase additional common shares. Shareholders also have the opportunity to make optional cash payments to acquire additional common shares.
During fiscal 2021 and the first half of fiscal 2020, common shares to supply the DRIP were purchased on the open market. In the second half of fiscal 2020, common shares to supply the dividend reinvestment feature of the DRIP were issued from treasury at a 2% discount from their then-current market price.
Potential Share Issuances
As at October 31, 2021, we had reserved 33,200,910 common shares (33,200,910 as at October 31, 2020) for potential issuance in respect of the DRIP. We have also reserved
5,682,206 common shares (6,446,110

as at October 31, 2020) for the potential exercise of stock options, as further described in Note 20.